Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right-of-use assets	Right-of-use assets
.	December 31, 2021	December 31, 2020
Properties	69,441	66,459
Vehicles	4,173	2,809
IT equipment	213	497
Total	73,827	69,765

Schedule of change in the balances of right-of-use assets

The changes to balances of the right-of-use are:

	Properties	Vehicles	IT equipment	Total
Cost:
Balance as of January 1, 2020	84,324	3,213	851	88,388
Foreign currency difference	8,370	10	-	8,380
Additions	14,305	2,503	-	16,808
Derecognition of right-of-use assets	(18,450)	(718)	-	(19,168)
Balance on December 31, 2020	88,549	5,008	851	94,408
Additions due to business combination (note 9.c)	5,414	-	-	5,414
Foreign currency difference	2,744	3	-	2,747
Additions	11,815	3,724	-	15,539
Derecognition of right-of-use assets	(2,200)	(2,363)	-	(4,563)
Remeasurement of right-of-use assets	1,318	-	-	1,318
Balance on December 31, 2021	107,640	6,372	851	114,863

Depreciation:
Balance at January 1, 2019	-	-	-	-
Foreign currency difference	(32)	-	-	(32)
Depreciation	(13,402)	(985)	(71)	(14,458)
Balance on December 31, 2019	(13,434)	(985)	(71)	(14,490)
Foreign currency difference	(979)	(9)	-	(988)
Depreciation	(15,320)	(1,609)	(283)	(17,212)
Derecognition of right-of-use assets	7,643	404	-	8,047
Balance on December 31, 2020	(22,090)	(2,199)	(354)	(24,643)
Foreign currency difference	(856)	(1)	-	(857)
Depreciation	(16,535)	(1,944)	(284)	(18,763)
Derecognition of right-of-use assets	1,657	1,945	-	3,602
Remeasurement of right-of-use assets	(376)	-	-	(376)
Balance on December 31, 2021	(38,200)	(2,199)	(638)	(41,037)

Net balance at:
December 31, 2020	66,459	2,809	497	69,765
December 31, 2021	69,441	4,173	213	73,827

Schedule of lease liabilities
  Lease liabilities

.	Average discount rate (per year)	December 31, 2021	December 31, 2020
Properties	10.88% (2020: 7.56%)	77,366	71,765
Vehicles	14.54% (2020: 12.69%)	4,285	2,940
IT equipment	7.70% (2020: 7.70%)	237	523
Total		81,888	75,228
Current		21,214	14,569
Non-current		60,674	60,659
Total		81,888	75,228